STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (2,037,590)	$ (3,316,557)
Changes in operating assets and liabilities
Due from related party, current	(3,427,000)
Prepaid and other current assets	8,660	(77,264)
Accounts payable and accrued expenses	(4,058,404)	(40,663)
Accrued maintenance fee		360,000
Accrued interest, related parties	196,852	232,719
Due to research and development partner		1,540,359
Due to related parties, current	(94,000)	(9,000)
Net cash used in operating activities	(9,576,471)	(1,310,406)
Cash Flows from Investing Activities:
Loans to IRIS Acquisition Corp	(775,000)	(2,300,000)
Net cash used in investing activities	(788,108)	(2,300,000)
Cash Flows from Financing Activities:
Proceeds from issuance of short-term debt, related party	4,340,000	3,223,000
Repayment of short-term debt, related party	(1,300,000)
Net cash provided by financing activities	11,032,762	3,223,000
Net change in cash	668,183	(387,406)
Cash, beginning of the period	56,319	434,385	$ 434,385
Cash, end of the period	724,502	46,979	56,319	$ 434,385
Supplemental disclosure of non-cash financing and investing activities:
Deferred transaction costs in accounts payable		278,130
Liminatus Pharma, LLC
Cash Flows from Operating Activities:
Net loss			(3,546,000)	(4,984,000)
Changes in operating assets and liabilities
Advances for research and development				1,684,000
Due from related party, current				(26,000)
Deferred transaction costs				(840,000)
Prepaid and other current assets			(134,000)	(12,000)
Accounts payable and accrued expenses			(10,000)	425,000
Accrued maintenance fee			360,000
Accrued interest, related parties			339,000	175,000
Due to research and development partner			1,540,000	242,000
Due to related parties, current				(9,000)
Net cash used in operating activities			(1,451,000)	(3,345,000)
Cash Flows from Investing Activities:
Loans to IRIS Acquisition Corp			(2,850,000)	(819,000)
Net cash used in investing activities			(2,850,000)	(819,000)
Cash Flows from Financing Activities:
Proceeds from issuance of short-term debt, related party			3,923,000	3,406,000
Repayment of short-term debt, related party				(3,856,000)
Net cash provided by financing activities			3,923,000	(450,000)
Net change in cash			(378,000)	(4,614,000)
Cash, beginning of the period	$ 56,000	$ 434,000	434,000	5,048,000
Cash, end of the period			56,000	434,000
Supplemental disclosure of non-cash financing and investing activities:
Deferred transaction costs in accounts payable			$ 561,000
Cancellation of member units related to Metavagen license termination				239,000
Issuance of Class A member units in exchange for CD47 License Agreement				$ 786,000